Other Current Liabilities	12 Months Ended
Mar. 31, 2019
Other Current Liabilities [Abstract]
Other Current Liabilities
31)	OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2018	2019
Statutory liabilities	11,442	11,304
Deferred rent liabilities	14	83
Employee related payables	5,596	5,932
Refund due to customers	5,788	5,551
Deferred income	—	246
Total	22,840	23,116